ADVERTISING AND PROMOTION	12 Months Ended
Dec. 31, 2016
ADVERTISING AND PROMOTION
ADVERTISING AND PROMOTION

22.ADVERTISING AND PROMOTION

Advertising and promotion consists of market promotion cost and sales agent cost paid to third party companies.

	Year ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	(Note2) USD
				Unaudited

Advertising expenses	179,914	221,859	510,031	73,460
Sales agent expenses	105,818	—	44,260	6,375

Total	285,732	221,859	554,291	79,835

Prior to 2015, the sales agent expenses are related to fees paid to external sales agent companies for their customer development services on the Tianjin Exchange. Such arrangements were terminated in June 2014, and the Group established and used its own in-house sales team for customer development on the Tianjin Exchange since then.

The sales agent expenses for the year ended December 31, 2016 related to fees paid by Gold Master to external sales agent companies for their customer development services on the Shanghai Gold Exchange.